EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Authorized Shares and Common Shares Issued and Fully Paid
23(a)    Common shares

	As of December 31,
	2022	2021
Authorized shares	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At January 1, 2021	13,830,769	138
At December 31, 2021	13,830,769	138
Issuance of common shares	6,796,558	68
At December 31, 2022	20,627,327	206

Treasury shares	Number of shares	US$’000
At January 1, 2021	11,100	38
At December 31, 2021	11,100	38
At December 31, 2022	11,100	38

Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity
The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2022
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	(9,506)	(9,506)
Re-measuring gains on defined benefit plans	585	—	—	585
Changes in fair value of financial assets at fair value through other comprehensive income	—	(1,082)	—	(1,082)
	585	(1,082)	(9,506)	(10,003)

	For the year ended December 31, 2021
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	(15,028)	(15,028)
Re-measuring gains on defined benefit plans	447	—	—	447
Changes in fair value of financial assets at fair value through other comprehensive income	—	587	—	587
	447	587	(15,028)	(13,994)

	For the year ended December 31, 2020
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	5,211	5,211
Re-measuring losses on defined benefit plans	159	—	—	159
Changes in fair value of financial assets at fair value through other comprehensive income	—	(1,431)	—	(1,431)
	159	(1,431)	5,211	3,939